Schedule of Sales and Long-Lived Assets (Net) by Geographical Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 1,313	$ 1,282	$ 1,411	$ 1,375	$ 1,250	$ 1,263	$ 1,274	$ 1,258	$ 1,151	$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Long-lived assets		4,775				4,612				4,775		4,612		4,517
UNITED STATES
Segment Reporting Information [Line Items]
Net sales										3,497	[1],[2]	3,285	[1],[2]	3,149	[1],[2]
Long-lived assets		3,684				3,752				3,684		3,752		3,679
Brazil
Segment Reporting Information [Line Items]
Net sales										554	[1]	480	[1]	413	[1]
Long-lived assets		593				339				593		339		324
Other Non-U.S.
Segment Reporting Information [Line Items]
Net sales										1,267	[1]	1,181	[1]	1,096	[1]
Long-lived assets		$ 498				$ 521				$ 498		$ 521		$ 514

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.